Insurance service expenses and other expenditure - Outstanding options and awards (Details) EquityInstruments in Millions	12 Months Ended
	Dec. 31, 2024 Options EquityInstruments £ / shares	Dec. 31, 2023 Options EquityInstruments £ / shares	Dec. 31, 2022 EquityInstruments Options £ / shares
Number of awards
Weighted average share price	£ 7.14	£ 10.46	£ 10.33
Sharesave and ISSOSNE
Number of options
Balance at beginning of year | Options	1,671,215	1,900,000	2,000,000
Granted | Options	600,000	400,000	500,000
Exercised | Options	(100,000)	(300,000)	(300,000)
Cancelled | Options	(500,000)	(300,000)	(300,000)
Balance at end of year | Options	1,660,096	1,671,215	1,900,000
Options immediately exercisable at end of year | Options	200,000	200,000	300,000
Weighted average exercise price
Balance at beginning of year	£ 9.5	£ 10.43	£ 11.6
Granted	5.3	7.8	7.4
Exercised	7.4	11.6	11.2
Forfeited	7.6	7.8	10.8
Cancelled	10.2	12	12.7
Lapsed/expired	9.4	10.4	13
Balance at end of year	7.84	9.5	10.43
Options immediately exercisable at end of year	£ 11.57	£ 10.82	£ 12.48
Incentive plans
Number of awards
Balance at beginning of year | EquityInstruments	14.3	21.0	24.6
Granted | EquityInstruments	10.9	6.3	6.5
Exercised | EquityInstruments	(6.6)	(10.1)	(7.2)
Forfeited | EquityInstruments	(0.5)	(1.7)	(1.1)
Cancelled | EquityInstruments		(0.1)	(0.1)
Lapsed/expired | EquityInstruments	(0.6)	(1.1)	(1.7)
Balance at end of year | EquityInstruments	17.5	14.3	21.0